Inventories - Summary of Provision Recorded for Adjustment to Realizable Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	$ 4.4
Ending balance	1.0	$ 4.4
Aircraft [member]
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	(4.4)	(0.9)	$ (7.7)
Additions	(13.9)	(17.3)	(5.2)
Disposals	17.3	14.6	11.2
Assets held for sale	0.0	(0.8)	0.8
Ending balance	$ (1.0)	$ (4.4)	$ (0.9)